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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02363
                                   ---------------------------------------------

                       Cornerstone Total Return Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  305 Madison Avenue, Suite 740            New York, New York       10165
--------------------------------------------------------------------------------
            (Address of principal executive offices)              (Zip code)

                                Frank J. Maresca

Ultimus Fund Solutions, LLC   305 Madison Avenue, Suite 740   New York, NY 10165
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 652-6155
                                                    ----------------------------

Date of fiscal year end:        December 31, 2009
                            --------------------------

Date of reporting period:       March 31, 2009
                            --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

DESCRIPTION                                           NO. OF SHARES    VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.21%
   CLOSED-END FUNDS - 9.87%
      Adams Express Company (The) (a)                     73,000   $    546,770
      Alpine Global Premier Properties Fund ^              8,000         23,520
      Blue Chip Value Fund                                27,000         60,210
      Central Europe & Russia Fund, Inc. (The) ^           2,500         38,225
      Denali Fund (The)                                    6,000         49,320
      Dreman/Claymore Dividend & Income Fund ^            56,500         81,925
      Gabelli Global Multimedia Trust, Inc.                8,500         28,815
      General American Investors Company, Inc.             4,000         61,400
      H&Q Healthcare Investors                            14,400        145,008
      H&Q Life Sciences Investors                          9,000         70,200
      Japan Equity Fund ^                                 13,000         53,690
      Liberty All-Star Equity Fund                        37,000        108,410
      Liberty All-Star Growth Fund                        76,075        183,341
      Petroleum & Resources Corporation (a)                3,000         54,900
      Templeton Emerging Markets Fund                      3,000         28,950
      Zweig Fund, Inc. ^                                  85,000        211,650
      Zweig Total Return Fund, Inc. (The) ^                5,000         15,700
                                                                   ------------
                                                                      1,762,034
                                                                   ------------
   CONSUMER DISCRETIONARY - 7.84%
      Amazon.com, Inc. *                                   1,500        110,160
      Apollo Group, Inc. - Class A *                       1,000         78,330
      Bed Bath & Beyond, Inc. ^ *                          2,500         61,875
      Comcast Corporation - Special Class A                4,250         54,698
      Comcast Corporation - Class A                        2,012         27,444
      DIRECTV Group, Inc. (The) ^ *                        4,000         91,159
      Ford Motor Company ^ *                               5,000         13,150
      Home Depot, Inc. (The)                               5,000        117,800
      Lowe's Companies, Inc.                               5,000         91,250
      Mattel, Inc.                                         1,500         17,295
      McDonald's Corporation                               3,100        169,167
      News Corporation - Class B ^                         2,500         19,250
      NIKE, Inc. - Class B                                 2,500        117,225
      Omnicom Group, Inc. ^                                3,000         70,200
      Pulte Homes, Inc.                                    2,500         27,325
      Staples, Inc. ^                                      3,150         57,047
      Time Warner Cable, Inc.                                669         16,600
      Time Warner, Inc. ^                                  2,667         51,467
      TJX Companies, Inc. (The) ^                          2,500         64,100
      Walt Disney Company (The) ^                          8,000        145,279

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   CONSUMER DISCRETIONARY (CONTINUED)
                                                                   ------------
                                                                      1,400,821
                                                                   ------------
   CONSUMER STAPLES - 11.97%
      Altria Group, Inc.                                   5,000   $     80,100
      Archer-Daniels-Midland Company                       2,500         69,450
      Coca-Cola Company (The)                              5,000        219,750
      Colgate-Palmolive Company                            1,000         58,980
      ConAgra Foods, Inc.                                  2,500         42,175
      CVS Caremark Corporation                             4,175        114,771
      H.J. Heinz Company ^                                 2,700         89,262
      Kraft Foods, Inc. - Class A                          5,328        118,761
      Kroger Company (The)                                 3,600         76,392
      PepsiCo, Inc.                                        3,000        154,440
      Philip Morris International, Inc. ^                  3,700        131,646
      Procter & Gamble Company (The)                       8,472        398,946
      Sara Lee Corporation                                 2,500         20,200
      Walgreen Company                                     1,600         41,536
      Wal-Mart Stores, Inc.                               10,000        521,000
                                                                   ------------
                                                                      2,137,409
                                                                   ------------
   ENERGY - 12.16%
      Apache Corporation                                   1,000         64,090
      Chevron Corporation                                  5,068        340,772
      Devon Energy Corporation ^                           2,500        111,725
      El Paso Corporation                                  5,000         31,250
      EOG Resources, Inc. ^                                1,000         54,760
      Exxon Mobil Corporation                             14,000        953,400
      Halliburton Company                                  2,500         38,675
      Occidental Petroleum Corporation                     2,500        139,125
      Peabody Energy Corporation                           2,500         62,600
      Schlumberger Ltd. ^                                  5,000        203,100
      Spectra Energy Corporation ^                         2,500         35,350
      Transocean Ltd. ^ *                                  1,000         58,840
      Williams Companies, Inc. ^                           2,500         28,450
      XTO Energy, Inc. ^                                   1,625         49,758
                                                                   ------------
                                                                      2,171,895
                                                                   ------------
   FINANCIALS - 8.54%
      AFLAC, Inc. ^                                        1,500         29,040
      Aon Corporation ^                                    2,500        102,050
      Bank of America Corporation                         10,521         71,753
      Bank of New York Mellon Corporation (The)            2,800         79,100
      BB&T Corporation ^                                   2,000         33,840
      Charles Schwab Corporation (The) ^                   4,200         65,100

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   FINANCIALS (CONTINUED)
      Chubb Corporation (The)                              1,000   $     42,320
      Goldman Sachs Group, Inc. (The) ^                    1,000        106,020
      Hudson City Bancorp, Inc.                            2,500         29,225
      JPMorgan Chase & Company                            12,200        324,276
      Loews Corporation                                    2,000         44,200
      MetLife, Inc. ^                                      1,500         34,155
      Morgan Stanley                                       2,000         45,540
      Northern Trust Corporation ^                         1,000         59,820
      T. Rowe Price Group, Inc. ^                          1,000         28,860
      Travelers Companies, Inc. (The)                      3,092        125,659
      U.S. Bancorp                                         5,000         73,050
      Unum Group                                           2,500         31,250
      Wells Fargo & Company                               14,000        199,360
                                                                   ------------
                                                                      1,524,618
                                                                   ------------
   HEALTH CARE - 13.50%
      Abbott Laboratories                                  3,000        143,100
      Aetna, Inc.                                          4,000         97,320
      Amgen, Inc. ^ *                                      3,000        148,560
      Baxter International, Inc. ^                         2,500        128,050
      Bristol-Myers Squibb Company                         4,000         87,680
      Celgene Corporation *                                2,500        111,000
      Express Scripts, Inc. ^ *                            1,200         55,404
      Gilead Sciences, Inc. *                              3,000        138,960
      Johnson & Johnson                                   13,500        710,100
      McKesson Corporation                                 2,500         87,600
      Medtronic, Inc.                                      4,500        132,615
      Merck & Company, Inc. ^                              2,500         66,875
      Pfizer, Inc.                                        12,000        163,440
      St. Jude Medical, Inc. *                             2,500         90,825
      Stryker Corporation                                  2,000         68,080
      UnitedHealth Group, Inc.                             3,500         73,255
      Wyeth                                                2,500        107,600
                                                                   ------------
                                                                      2,410,464
                                                                   ------------
   INDUSTRIALS - 8.55%
      Caterpillar, Inc.                                    2,500         69,900
      CSX Corporation                                      5,000        129,250
      Danaher Corporation                                  2,500        135,550
      Emerson Electric Company                             2,500         71,450
      General Dynamics Corporation ^                       2,500        103,975
      General Electric Company ^                          34,000        343,740
      Illinois Tool Works, Inc.                            1,000         30,850

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   INDUSTRIALS (CONTINUED)
      Lockheed Martin Corporation                          2,500   $    172,575
      Republic Services, Inc.                              1,125         19,294
      United Parcel Service, Inc. - Class B                4,000        196,880
      United Technologies Corporation                      4,400        189,112
      Waste Management, Inc. ^                             2,500         64,000
                                                                   ------------
                                                                      1,526,576
                                                                   ------------
   INFORMATION TECHNOLOGY - 16.51%
      Agilent Technologies, Inc. *                         2,500         38,425
      Apple, Inc. *                                        2,000        210,240
      Automatic Data Processing, Inc.                      2,500         87,900
      Cisco Systems, Inc. *                               13,000        218,010
      Computer Associates International, Inc.              2,500         44,025
      Corning, Inc. ^                                      3,000         39,810
      EMC Corporation *                                    5,500         62,700
      Google, Inc. - Class A *                             1,000        348,060
      Hewlett-Packard Company                              5,000        160,300
      Intel Corporation                                   16,000        240,800
      International Business Machines Corporation          4,200        406,938
      Intuit, Inc. ^ *                                     2,500         67,500
      Microsoft Corporation                               20,000        367,400
      Oracle Corporation *                                17,600        318,032
      Paychex, Inc. ^                                      2,500         64,175
      QUALCOMM, Inc.                                       3,800        147,858
      Texas Instruments, Inc.                              4,000         66,040
      Xerox Corporation                                    3,000         13,650
      Xilinx, Inc.                                         2,500         47,900
                                                                   ------------
                                                                      2,949,763
                                                                   ------------
   MATERIALS - 2.54%
      Dow Chemical Company (The) ^                         3,500         29,505
      E.I. Du Pont de Nemours & Company                    2,800         62,524
      Freeport-McMoRan Copper & Gold, Inc. ^               2,500         95,275
      Monsanto Company                                     2,000        166,200
      Praxair, Inc.                                        1,500        100,935
                                                                   ------------
                                                                        454,439
                                                                   ------------
   REAL ESTATE INVESTMENT TRUST - 0.50%
      Simon Property Group, Inc. ^                         2,559         88,644
                                                                   ------------
   TELECOMMUNICATION SERVICES - 3.75%
      AT&T, Inc.                                          17,589        443,243
      Verizon Communications, Inc. ^                       7,500        226,500
                                                                   ------------
                                                                        669,743
                                                                   ------------

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED) (CONTINUED)

   UTILITIES - 3.48%
      Dominion Resources, Inc. ^                           2,000   $     61,980
      Duke Energy Corporation                              6,600         94,512
      Exelon Corporation                                   2,500        113,475
      FirstEnergy Corporation                              2,500         96,500
      FPL Group, Inc. ^                                    1,000         50,730
      NiSource, Inc. ^                                     2,500         24,500
      Southern Company (The)                               2,500         76,550
      Xcel Energy, Inc.                                    5,500        102,465
                                                                   ------------
                                                                        620,712
                                                                   ------------

TOTAL EQUITY SECURITIES (cost $23,793,215)                         $ 17,717,118
                                                                   ------------

SHORT-TERM INVESTMENTS - 9.56%
   MONEY MARKET SECURITY - 0.82%
      JPMorgan U.S. Government Money Market Fund         145,799        145,799
                                                                   ------------

                                                       PRINCIPAL
                                                     AMOUNT (000'S)
                                                     --------------
   REPURCHASE AGREEMENTS - 8.74%
      J.P. Morgan Securities, Inc.+ ++
         (Agreement dated 3/31/2009 to be repurchased
         at $79,524, 0.1562%, 4/1/2009, collateralized
         by $83,431 in United States Treasury Notes)     $    80         79,524
      J.P. Morgan Securities, Inc.+ ++
         (Agreement dated 3/31/2009 to be repurchased
         at $1,481,287, 0.3125%, 4/1/2009,
         collateralized by $1,527,837 in United
         States Treasury Notes)                            1,481      1,481,275

                                                                   $  1,560,799
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (cost - $1,706,598)                      1,706,598

TOTAL INVESTMENTS - 108.77% (cost $25,499,813)                       19,423,716
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.77)%                      (1,565,338)
                                                                   ------------

NET ASSETS - 100.00%                                               $ 17,858,378
                                                                   ============

(a) Affiliated investment. The fund holds 3.06% and 0.31% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies. During the three months ended March 31, 2009 there were no purchases or sales of either of these securities.
^     Security or a portion thereof is out on loan.
*     Non-income producing security.
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
================================================================================

Federal Income Tax Cost: At March 31, 2009 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $25,499,813, $1,248,601, $(7,324,698) and $(6,076,097), respectively.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      o     Level 1 - quoted prices in active markets for identical investments
      o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at value:

                                                                       OTHER
                                                    INVESTMENTS IN   FINANCIAL
Valuation Inputs                                      SECURITIES    INSTRUMENTS*
----------------------------------------------       ------------   ------------

Level 1 - Quoted Prices                              $ 19,423,716   $         --
Level 2 - Other Significant Observable Inputs                  --             --
Level 3 - Significant Unobservable Inputs                      --             --
                                                     ============   ============
Total                                                $ 19,423,716   $         --
                                                     ============   ============
* Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2009.

As of January 1, 2009, the Fund adopted SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard amends and expands the disclosure requirements of SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, to illustrate how and why an entity uses derivative instruments; how derivative instruments and related hedged items are accounted for under SFAS No. 133; and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the period ended March 31, 2009, the Fund did not engage in derivative instruments and other hedging activities.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 6, 2009 with a file number 811-02363.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 6, 2009, file number 811-02363. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (513) 326-3597. This information is also available on the website of the Securities and Exchange Commission - https://www.sec.gov

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cornerstone Total Return Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Ralph W. Bradshaw
                              --------------------------------------------------
                                    Ralph W. Bradshaw, President and Chairman
                                    (Principal Executive Officer)

Date          May 21, 2009
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Ralph W. Bradshaw
                              --------------------------------------------------
                                    Ralph W. Bradshaw, President and Chairman
                                    (Principal Executive Officer)

Date          May 21, 2009
         ------------------------

By (Signature and Title)*           /s/ Frank J. Maresca
                              --------------------------------------------------
                                    Frank J. Maresca, Treasurer
                                    (Principal Financial Officer)

Date          May 21, 2009
         ------------------------

* Print the name and title of each signing officer under his or her signature.